FirstNet (Narrative) (Details) - First Responder Network Authority [Member] $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Jan. 31, 2018
Spectrum Licenses [Member]
Government Contracts Subject to Renegotiation [Line Items]
Estimated Network Reinvestment	After FirstNet's operating expenses are paid, we anticipate that the remaining amount, expected to be in the $15,000 range, will be reinvested into the network.
Spectrum Licenses [Member] | Minimum [Member]
Government Contracts Subject to Renegotiation [Line Items]
First Responder Network Authority Operating Expenses	$ 75
Spectrum Licenses [Member] | Maximum [Member]
Government Contracts Subject to Renegotiation [Line Items]
First Responder Network Authority Operating Expenses	100
First Responder Network Authority Operating Expenses Adjusted for Inflation	$ 3,000
FirstNet [Member]
Government Contracts Subject to Renegotiation [Line Items]
Basis of Provision for Refunds under Government Contract	In March 2017, the First Responder Network Authority (FirstNet) announced its selection of AT&T to build and manage the first nationwide broadband network dedicated to America’s first responders. FirstNet expects to provide 20 MHz of valuable telecommunications spectrum and success-based payments of $6,500 over the next five years to support network buildout. The actual reach of the network and our investment over the 25-year period will be determined by the number of individual states electing to participate in FirstNet.
Refunds Due under Government Contracts	$ 6,500
Refunds received under Gov't Contract	328
Estimated Cost of Program Construction, Operation and Maintenance	$ 40,000
Term of Contract	25 years
Sustainability Payment Commitment, Amount	$ 18,000
Contractual Obligation, Fiscal Year Maturity [Abstract]
Future Sustainability Payments Due in 2018	240
Future Sustainability Payments Due in 2019	120
Future Sustainability Payments Due in 2020	120
Future Sustainability Payments Due in 2021	120
Future Sustainability Payments Due in 2022	195
Future Sustainability Payments Due 2023 and thereafter	$ 17,205
FirstNet [Member] | Scenario, Forecast [Member]
Government Contracts Subject to Renegotiation [Line Items]
Number of jurisdictions opted-in to the program		56
FirstNet [Member] | United States [Member] | Scenario, Forecast [Member]
Government Contracts Subject to Renegotiation [Line Items]
Number of jurisdictions opted-in to the program		50
FirstNet [Member] | District of Columbia [Member] | Scenario, Forecast [Member]
Government Contracts Subject to Renegotiation [Line Items]
Number of jurisdictions opted-in to the program		1
FirstNet [Member] | United States Territories [Member] | Scenario, Forecast [Member]
Government Contracts Subject to Renegotiation [Line Items]
Number of jurisdictions opted-in to the program		5